Investment in associate company (Tables)	12 Months Ended
Dec. 31, 2019
Investment in associate company [Abstract]
Investment in Associate Company
(Dollars in thousands)	2019	2018
Investment in associate company	$4,772	$4,388

Details of Associate
Details of associate are as follows:

Name of associate	Principal activities	Place of incorporation and business	Effective equity interest
			2019	2018
Goodwood Ship Management Pte. Ltd.	Ship management	Singapore	50%	50%

Share of Profit of the Associate Using in Equity Method
The following summarizes the share of profit of the associate that are accounted for using the equity method:

(Dollars in thousands)

Company’s share of	2019	2018
- Profit after taxation	$852	$858
- Other comprehensive income for the year, net of tax	$44	$(53)
- Total comprehensive income for the year	$896	$805